Cover	Aug. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2025
Entity File Number	001-39598
Entity Registrant Name	XOS, INC.
Entity Central Index Key	0001819493
Entity Tax Identification Number	98-1550505
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3559 Tyburn Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90065
City Area Code	818
Local Phone Number	316-1890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	XOS
Security Exchange Name	NASDAQ
Warrants, every thirty warrants exercisable for one share of Common Stock at an exercise price of $345.00 per share
Title of 12(b) Security	Warrants, every thirty warrants exercisable for one share of Common Stock at an exercise price of $345.00 per share
Trading Symbol	XOSWW
Security Exchange Name	NASDAQ